Transportation Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.47%	12.03%		10.75%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.21%	6.48%		4.51%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.29%)	4.15%		2.65%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.33%	4.13%		2.77%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.87%)	6.24%		4.78%